Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	$ 334	$ 339
Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	302	309
Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	32	30
Industrial Products [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	91	92
Industrial Products [Member] | Europe [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	7	5
Industrial Products [Member] | USA [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	13	13
Potash [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	18	19
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	123	127
Phosphate Solutions [Member] | USA [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	12	12
Innovative Ag Solutions [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefinite useful life	$ 70	$ 71